Schedule - Unaudited Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2024
Schedule - Unaudited Condensed Financial Information of the Parent Company [Line Items]
SCHEDULE – UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

SCHEDULE – UNAUDITED CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X require the condensed financial information of the parent company to be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirement and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiaries and the VIE and its subsidiaries exceeded 25% of the consolidated net assets of the Company, therefore, the condensed financial information for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries and VIE and its subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries and VIE and its subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

The unaudited condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investment in its subsidiaries and the VIE and its subsidiaries. Such investment is presented on the condensed balance sheets as “Investment in subsidiaries and VIE” or “Equity loss in subsidiaries and VIE” and the respective loss as “Equity in loss of subsidiaries and VIE” on the condensed statements of operations and comprehensive loss.

This schedule contains supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and disclosures normally included in financial statements prepared in accordance with U.S GAAP have been condensed or omitted.

The Company did not pay any dividend for the periods presented. As of December 31, 2024 and 2023, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

	As of December 31,
	2024	2023
ASSETS
CURRENT ASSETS
Cash and cash equivalents	$39	$347,731
Due from related parties	155,872	105,872
Prepaid expenses and other current assets	2,091,888	2,577,085
TOTAL CURRENT ASSETS	2,247,799	3,030,688

NON-CURRENT ASSETS
Investment in subsidiaries and VIE	-	6,710,750
TOTAL NON-CURRENT ASSETS	-	6,710,750

TOTAL ASSETS	2,247,799	9,741,438

LIABILITIES AND SHAREHOLDERS’ EQUITY
CURRENT LIABILITIES
Amounts due to related companies	5,858	-
Accrued expenses and other current liabilities	51,518	31,824
TOTAL CURRENT LIABILITIES	57,376	31,824

NON-CURRENT LIABILITIES
Equity loss in subsidiaries and VIE	3,284,501	-
TOTAL NON-CURRENT LIABILITIES	3,284,501	-

TOTAL LIABILITES	3,341,877	31,824

(DEFICIT) EQUITY
Class A ordinary shares* (3,500,000,000 shares authorized; $0.0001 par value, 20,419,678 and 19,574,078 shares issued and outstanding as of December 31, 2024 and 2023, respectively)	2,041	1,957
Class B ordinary shares* (1,500,000,000 shares authorized; $0.0001 par value, 6,567,272 shares issued and outstanding as of December 31, 2024 and 2023)	657	657
Subscription receivable	(100,000)	-
Additional paid-in capital	37,915,085	36,842,425
Statutory reserves	2,477,940	2,477,940
Accumulated deficits	(41,389,801)	(29,613,365)
TOTAL (DEFICIT) EQUITY	(1,094,078)	9,709,614

TOTAL LIABILITIES AND (DEFICIT) EQUITY	$2,247,799	$9,741,438

*	Retrospectively restated for effect of share re-designation on April 8, 2024 (see Note 21).
	For the years ended December 31,
	2024	2023	2022
REVENUES, NET	$-	$-	$-

COSTS OF REVENUES	1,652	184,617	8,188

GROSS LOSS	(1,652)	(184,617)	(8,188)

OPERATING EXPENSES	1,774,494	6,339,405	3,578,664

LOSS FROM OPERATIONS	(1,776,146)	(6,524,022)	(3,586,852)

OTHER EXPENSES	(5,039)	(87,468)	(2,403,412)

LOSS BEFORE EQUITY LOSS IN SUBSIDIARIES AND VIE	(1,781,185)	(6,611,490)	(5,990,264)

Equity loss in subsidiaries and VIE	(9,995,251)	(17,621,090)	(16,646,358)

NET LOSS ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	(11,776,436)	(24,232,580)	(22,636,622)
Foreign currency translation adjustment	-	-	-
COMPREHENSIVE LOSS ATTRIBUTABLE TO SUNRISE NEW ENERGY CO., LTD. ORDINARY SHAREHOLDERS	$(11,776,436)	$(24,232,580)	$(22,636,622)
	For the years ended December 31,
	2024	2023	2022
Net cash used in operating activities	$(1,269,634)	$(1,516,279)	$(808,226)

Net cash provided by investing activities	1,071,942	878,000	-

Net cash (used in) provided by financing activities	(150,000)	-	310,000

Decrease in cash and cash equivalents	(347,692)	(638,279)	(498,226)

Cash, cash equivalents and restricted cash, beginning of year	347,731	986,010	1,484,236
Cash, cash equivalents and restricted cash, end of year	$39	$347,731	$986,010

Cash, cash equivalents and restricted cash, end of year	$39	$347,731	$986,010
Less: restricted cash	-	-	700,094
Cash and cash equivalents, end of year	$39	$347,731	$285,916